CAPITAL AND FINANCIAL RISK MANAGEMENT - Gold and silver price risk management (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Gold and silver price risk
Capital and financial risk management
Derivatives to hedge metal sales	$ 0	$ 0